Adoption of Accounting Policies	12 Months Ended
Mar. 01, 2014
Adoption of Accounting Policies
ADOPTION OF ACCOUNTING POLICIES
In February 2013, the Financial Accounting Standards Board issued authoritative guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) (“AOCI”). The guidance requires an entity to present changes in AOCI by component and report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The new authoritative guidance became effective for annual and interim reporting periods beginning on or after December 15, 2012, with early adoption permitted. The Company adopted this guidance in the first quarter of fiscal 2014. As a result, the Company presents, by component, changes in AOCI and the effect of significant reclassifications out of AOCI on the respective line items in net income in Note 14.
In July 2013, the Financial Accounting Standards Board issued authoritative guidance to eliminate diversity in practice related to the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance requires that under certain circumstances, an unrecognized tax benefit is to be presented in the financial statements as a reduction to a deferred tax asset as opposed to being presented as a liability. The new authoritative guidance will become effective for fiscal years and interim reporting periods beginning after December 15, 2013, with early adoption and retrospective application permitted. The Company adopted this guidance in the fourth quarter of fiscal 2014. As a result, the Company has presented the unrecognized tax benefit as a reduction to the deferred tax asset in the consolidated balance sheets.